Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Loss Per Share

16	LOSS PER SHARE
Basic and diluted loss per share for the years ended December 31, 2020, 2021 and 2022 are calculated as follows:

	For the years ended December 31,
	2020		2021		2022
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Burning Rock Biotech Limited’s shareholders	(304,440)	(102,795)	(664,244)	(132,453)	(809,298)	(117,337)	(161,935)	(23,478)
Accretion of convertible preferred shares	(48,359)	(16,329)	—	—	—	—	—	—

Net loss attributable to ordinary shareholders	(352,799)	(119,124)	(664,244)	(132,453)	(809,298)	(117,337)	(161,935)	(23,478)

Denominator:
Weighted-average number of ordinary shares outstanding	51,313,708	17,324,848	87,556,581	17,324,848	87,005,610	87,005,610	17,324,848	17,324,848
Effect of unvested restricted shares	(4,077)	—	(673,570)	—	(421,510)	(421,510)	—	—

Weighted-average number of ordinary shares outstanding - basic and diluted	51,309,631	17,324,848	86,883,011	17,324,848	86,584,100	86,584,100	17,324,848	17,324,848

Loss per share - basic and diluted	(6.88)	(6.88)	(7.65)	(7.65)	(9.35)	(1.36)	(9.35)	(1.36)

The Group applied the
two-class
method to the outstanding Class A and Class B ordinary shares for the years ended December 31,
2020
,
2021 and 2022. The Group excluded unvested restricted shares from the computation of weighted-average number or ordinary shares outstanding because the Group was in a loss position and the restricted shares holders do not have an obligation to fund losses of the Group. The Group excluded the effects of all outstanding Preferred Shares, the warrant and share options from the computation of diluted loss per share for the years ended December 31, 2020, 2021 and 2022 as their effects would be anti-dilutive.